Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2022
Intangible assets, net
Schedule of components of intangible assets, net

	March 31,
	2021	2022	2022
	RMB	RMB	US$

Cord blood bank operating rights	138,628	138,628	21,868
Less: Accumulated amortization	(50,426)	(55,047)	(8,684)
Total intangible assets, net	88,202	83,581	13,184

Schedule of estimated amortization expenses

	March 31, 2022
	RMB	US$
Fiscal years ending March 31,
2023	4,621	729
2024	4,621	729
2025	4,621	729
2026	4,621	729
2027	4,621	729
2028 and thereafter	60,476	9,539
Total amortization expenses	83,581	13,184